Intangible Assets Other Than Goodwill - Amortization (Expense) / Income (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Intangible Assets Other Than Goodwill [Abstract]
Favorable lease terms charter out	$ (255)	$ 0	$ 0
Total	$ (255)	$ 0	$ 0